Employee Benefits - Summary of Employee Benefits (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Employee Benefits Expense [line items]
Salaries	$ 572,104,236	$ 627,279,186	$ 541,002,464
Compensations and bonuses to employees	200,840,123	110,537,549	95,544,797
Payroll taxes	146,295,200	156,048,593	136,445,213
Employee services	35,036,342	31,527,686	24,839,711
Employee expense	$ 954,275,901	$ 925,393,014	$ 797,832,185